Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consisted of the following:

	June 30,	December 31,
	2021	2020
	(In thousands)
Term loan	$15,000	$5,150
Property and equipment loan	—	833
Equipment loan	4,656	2,081
Deferred financing costs	(773)	(61)
Total	$18,883	$8,003
Debt – current portion	6,070	3,687
Long-term debt – less current portion	$12,813	$4,316

Long-term debt consisted of the following:

	December 31,
	2020	2019
	(In thousands)
Term loan	$5,150	$5,150
Property and equipment loan	833	1,167
Equipment loan	2,081	—
Deferred financing costs	(61)	(189)
Total	$8,003	$6,128
Debt – current portion	3,687	145
Long-term debt – less current portion	$4,316	$5,983

Future Minimum Aggregate Payments	The future minimum aggregate payments for the above borrowings are as follows as of June 30, 2021:

(In thousands)
Remainder of 2021	$1,785
2022	8,980
2023	7,830
2024	288
$18,883
The future minimum aggregate payments for the above borrowings are as follows:

(In thousands)
Year ended December 31,,
2021	$3,687
2022	3,541
2023	775
$8,003